Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Stock-Based Compensation
Summary of stock options outstanding, exercisable and vested or expected to vest

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
		Exercise	Term	Value
	Number of Shares	Price	(years)	(in thousands)
Outstanding, December 31, 2021	1,386,811	$13.28	7.8	$179
Granted	1,246,904	$5.91
Exercised	(13,887)	$5.57
Forfeited	(755,089)	$10.83
Outstanding, December 31, 2022	1,864,739	$9.41	7.5	$8
Vested and exercisable, December 31, 2022	723,793	$11.25	5.0	$-

Summary of weighted-average assumptions were used to determine the fair value of options

	Year Ended
	December 31,
	2022	2021
Expected term (years)	6.2	5.9
Risk-free interest rate	2.3%	1.0%
Volatility factor	63.8%	63.6%
Dividend yield	—	—

Schedule of RSU activity

		Weighted-
		Average
	Number of Shares	Grant Date
	Underlying RSUs	Fair Value
Unvested, December 31, 2021	235,985	$15.98
Granted	586,083	$4.08
Vested	(238,617)	$6.64
Forfeited	(211,144)	$11.40
Unvested, December 31, 2022	372,307	$5.90

Schedule of stock-based compensation expense recognized

Stock-based compensation expense recognized during the years ended December 31, 2022 and 2021 comprised of the following (in thousands):

	Year Ended
	December 31,
	2022	2021
Sales and marketing	$1,041	$652
General and administrative	1,922	2,179
Research and development	466	521
Cost of goods sold	74	36
Total stock-based compensation expense	$3,503	$3,388